Receivables and Related Allowances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 281,824	$ 219,469
Centuri Construction Group [Member]
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 142,000